Equity - reserves (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Equity - reserves [Abstract]
Foreign currency translation reserve	$ (12,823)	$ (13,030)
Equity compensation reserve	7,520	10,583
Reserves	(5,303)	(2,447)
Movements in reserves [Abstract]
Balance at the beginning of period	(2,447)	(3,098)
Share-based payments expensed/capitalised	1,707	6,106
Fair value of performance rights vested	(4,770)	(5,186)
Foreign currency translation differences for foreign operations	207	(269)
Balance at the end of the period	(5,303)	(2,447)
Equity compensation reserve [Member]
Equity - reserves [Abstract]
Reserves	7,520	10,583
Movements in reserves [Abstract]
Balance at the beginning of period	10,583	9,663
Share-based payments expensed/capitalised	1,707	6,106
Fair value of performance rights vested	(4,770)	(5,186)
Foreign currency translation differences for foreign operations	0	0
Balance at the end of the period	7,520	10,583
Foreign currency translation reserve [Member]
Equity - reserves [Abstract]
Reserves	(12,823)	(13,030)
Movements in reserves [Abstract]
Balance at the beginning of period	(13,030)	(12,761)
Share-based payments expensed/capitalised	0	0
Fair value of performance rights vested	0	0
Foreign currency translation differences for foreign operations	207	(269)
Balance at the end of the period	$ (12,823)	$ (13,030)